Closure and Reclamation Provisions	12 Months Ended
Dec. 31, 2019
Closure and Reclamation Provisions [abstract]
Closure and Reclamation Provisions

19.   Closure and Reclamation Provisions

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Project	Total
Balance at December 31, 2018	$10,800	$3,716	$1,427	$15,943
Changes in estimate	394	886	13,390	14,670
Reclamation expenditures	(201)	(150)	-	(351)
Accretion	331	259	136	726
Effect of changes in foreign exchange rates	-	137	-	137
Balance at December 31, 2019	11,324	4,848	14,953	31,125
Less: Current portion	3,048	209	-	3,257
Non-current portion	$8,276	$4,639	$14,953	$27,868

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Project	Total
Balance at December 31, 2017	$9,624	$4,100	$509	$14,233
Changes in estimate	1,266	(624)	896	1,538
Reclamation expenditures	(559)	(123)	-	(682)
Accretion	469	361	22	852
Effect of changes in foreign exchange rates	-	2	-	2
Balance at December 31, 2018	10,800	3,716	1,427	15,943
Less: Current portion	682	159	-	841
Non-current portion	$ $ 10,118	$ $ 3,557	$ $ 1,427	$ $ 15,102

Closure and reclamation provisions represent the present value of reclamation costs related to mine and development sites. There have been no significant changes in requirements, laws, regulations, operating assumptions, estimated timing and amount of reclamation and closure obligations during the year ended December 31, 2019, except for the Lindero Project, where the Company estimates reclamation and closure cost based on the progress of the mine construction.

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Project	Total
Anticipated settlement date	2022 - 2027	2025 - 2037	2029 - 2042
Undiscounted uninflated estimated cash flow	$11,095	$4,850	$17,420	$33,365
Estimated life of mine (years)	10	6	14
Discount rate	3.00%	6.88%	1.94%
Inflation rate	2.00%	3.58%	2.00%

The Company is expecting to incur annual reclamation expenses throughout the life of its mines.